CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (unaudited) - USD ($)	Common Stock [Member]	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 20, 2020
Beginning balance, shares at Feb. 20, 2020
Issuance of founders shares for cash	$ 7			10,826		10,833
Issuance of founders shares for cash, shares	1,625,000
Stock-based compensation	$ 1			60,962		60,963
Stock-based compensation, shares	312,500
Net loss					(376,657)	(376,657)
Ending balance, value at Sep. 30, 2020	$ 8			71,788	(376,657)	(304,861)
Ending balance, shares at Sep. 30, 2020	1,937,500
Proceeds from Issuance Initial Public Offering						0
[custom:IssuanceOfSeriesBPreferredStockNetOfIssuanceCostsShares]
Proceeds from Issuance of Common Stock						0
Beginning balance, value at Dec. 31, 2020	$ 8			232,550	(1,374,413)	(1,141,855)
Beginning balance, shares at Dec. 31, 2020	1,937,500
Stock-based compensation	$ 2			14,256,318		14,256,318
Stock-based compensation, shares	162,507
Net loss					(25,345,840)	(25,345,840)
Ending balance, value at Sep. 30, 2021	$ 13	$ 12	$ 11	31,509,121	(26,720,253)	4,788,904
Ending balance, shares at Sep. 30, 2021	2,569,717	1,191,388	1,105,827
Proceeds from WeFunder offering, net of issuance costs of $53,500				2,205,440		2,205,440
Proceeds from Issuance Initial Public Offering						2,205,440
Issuance of series A preferred stock, net of issuance costs of $205,470		$ 4		2,464,504		2,464,508
Issuance of series A preferred stock, net of issuance costs, shares	79,750	415,287
[custom:ConversionOfSafeLiabilityToSeriesPreferredStockShares]
Issuance of series B preferred stock, net of issuance costs of $890,026			$ 11	9,615,320		9,615,331
Issuance of series B preferred stock, net of issuance costs, shares	123,296		1,105,827
[custom:IssuanceOfSeriesBPreferredStockNetOfIssuanceCostsShares]
Issuance of common stock with promissory notes, net of issuance costs of $65,000	$ 3			$ 734,997		735,000
Proceeds from Issuance of Common Stock						$ 735,000
Issuance of common stock with promissory notes, net of issuance costs, shares	266,664